Note 5 - Commitments and Contingencies - Maturities of Operating Lease (Details) - USD ($)		Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
2020	[1]	$ 12,200
2020		55,900	$ 53,503
2021		57,600	54,539
2022		59,400	56,190
2023		14,000	58,027
Total		199,100	235,909
Discount factor		(39,700)	(54,997)
Non-current lease liability			148,543
Liabilities [Member]
Lease liability		159,400	180,912
Current Liabilities [Member]
Less current liability		(37,100)	$ (32,369)
Disposal Group Assets [Member]
Non-current lease liability		$ 122,300

[1]	reflects the remaining 3 months of 2020